CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned Employee Stock Ownership Plan Shares
Balance at Dec. 31, 2010	$ 77,333,439	$ 788,770	$ 62,116,845	$ 14,384,059	$ 614,774	$ (571,009)
Increase (Decrease) in Stockholders' Equity
Net income	1,895,028			1,895,028
Other comprehensive income	677,407				677,407
Dividends ($0.24 per share)	(1,860,431)			(1,860,431)
Repurchase of 246,439 and 59,493 shares of common stock for the year ended 2012 and 2011 respectively	(398,316)	(5,949)	(392,367)
Allocation of ESOP shares	66,998		14,856			52,142
Repayment of ESOP note including cancellation of 100,453 shares		(10,045)	(508,822)			518,867
Balance at Dec. 31, 2011	77,714,125	772,776	61,230,512	14,418,656	1,292,181
Increase (Decrease) in Stockholders' Equity
Net income	4,064,501			4,064,501
Other comprehensive income	(96,070)				(96,070)
Dividends ($0.24 per share)	(1,831,241)			(1,831,241)
Repurchase of 246,439 and 59,493 shares of common stock for the year ended 2012 and 2011 respectively	(1,594,912)	(24,644)	(1,570,268)
Balance at Dec. 31, 2012	$ 78,256,403	$ 748,132	$ 59,660,244	$ 16,651,916	$ 1,196,111